GOLDMAN SACHS TRUST

Goldman Sachs Single Sector Fixed Income Funds

Class A, Institutional and
Separate Account Institutional Shares, as applicable, of the

Goldman Sachs Investment Grade Credit Fund (the “Fund”)

Supplement dated July 13, 2010 to the
Prospectuses dated July 29, 2009 (the “Prospectuses”)

The following replaces in its entirety the “Service Providers—Fund Managers—Fixed Income Portfolio Management Team” section of the Class A and Institutional Shares Prospectuses to the extent it relates to the Fund:

Fixed Income Portfolio Management Team

•	The investment process revolves around four groups: the Investment Strategy Group, the Top-down Strategy Team, the Bottom-up Strategy Team and the Portfolio Teams.

•	These teams strive to maximize risk-adjusted returns by de-emphasizing interest rate anticipation and focusing on security selection and sector allocation.

•	As of September 30, 2009, the team managed approximately $252.7 billion in municipal and taxable fixed-income assets for retail, institutional and high net worth clients.

Years
		Primarily	Five Year
Name and Title	Fund Responsibility	Responsible	Employment History
Ben Johnson, CFA Vice President, Co-Head Investment Grade Credit	Portfolio Manager— Investment Grade Credit	Since 2003	Mr. Johnson joined the Investment Adviser in 1998 and specializes in credit research. Prior to joining the Investment Adviser, he worked for Prudential Insurance Company of America where he invested in private placement debt securities.

Lale Topcuoglu Vice President, Co-Head Investment Grade Credit	Portfolio Manager— Investment Grade Credit	Since 2010	Ms. Topcuoglu joined the Investment Adviser in 2007 and specializes in European investment grade credit. Prior to joining the Investment Adviser, she worked for Goldman Sachs’ Global Investment Research from 2003 to 2007 and the Securities Division of Goldman Sachs from 1999-2003.

Jonathan Beinner and Andrew Wilson co-head GSAM Global Fixed Income and Liquidity Management. Jonathan Beinner serves as the Chief Investment Officer. They are responsible for high-level decisions pertaining to portfolios across multiple strategies. The Fixed Income Portfolio Management Team is organized into a series of specialist teams which focus on generating and implementing investment ideas within their area of expertise. Both top-down and bottom-up decisions are made by these small strategy teams, rather than by one portfolio manager or committee. Ultimate accountability for the portfolio resides with the lead portfolio managers, who set the long-term risk budget and oversee the portfolio construction process.

For more information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds, see the SAI.

The following replaces in its entirety the “Service Providers—Fund Managers—Fixed Income Portfolio Management Team” section of the Separate Account Institutional Shares Prospectus to the extent it relates to the Fund:

Fixed Income Portfolio Management Team

•	The investment process revolves around four groups: the Investment Strategy Group, the Top-down Strategy Team, the Bottom-up Strategy Team and the Portfolio Teams.

•	These teams strive to maximize risk-adjusted returns by de-emphasizing interest rate anticipation and focusing on security selection and sector allocation.

•	As of September 30, 2009, the team managed approximately $252.7 billion in municipal and taxable fixed-income assets for retail, institutional and high net worth clients.

Years
		Primarily	Five Year
Name and Title	Fund Responsibility	Responsible	Employment History

Ben Johnson, CFA Vice President, Co-Head Investment Grade Credit	Portfolio Manager— Investment Grade Credit	Since 2003	Mr. Johnson joined the Investment Adviser in 1998 and specializes in credit research. Prior to joining the Investment Adviser, he worked for Prudential Insurance Company of America where he invested in private placement debt securities.

Lale Topcuoglu Vice President, Co-Head Investment Grade Credit	Portfolio Manager— Investment Grade Credit	Since 2010	Ms. Topcuoglu joined the Investment Adviser in 2007 and specializes in European investment grade credit. Prior to joining the Investment Adviser, she worked for Goldman Sachs’ Global Investment Research from 2003 to 2007 and the Securities Division of Goldman Sachs from 1999-2003.

Jonathan Beinner and Andrew Wilson co-head GSAM Global Fixed Income and Liquidity Management. Jonathan Beinner serves as the Chief Investment Officer. They are responsible for high-level decisions pertaining to portfolios across multiple strategies. The Fixed Income Portfolio Management Team is organized into a series of specialist teams which focus on generating and implementing investment ideas within their area of expertise. Both top-down and bottom-up decisions are made by these small strategy teams, rather than by one portfolio manager or committee. Ultimate accountability for the portfolio resides with the lead portfolio managers, who set the long-term risk budget and oversee the portfolio construction process.

For more information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds, see the SAI.

This Supplement should be retained with your Prospectus for future reference.

INVGRDCRSTK 7-10
00075254